Equity - Additional Information (Detail) $ in Millions, $ in Millions		3 Months Ended
	Feb. 25, 2022 CAD ($) shares	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CAD ($)	Jan. 10, 2022	Dec. 03, 2021 CAD ($)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares Subject To Mandatory Redemption					$ 22.5
Discount rate applied to cash flow projections				2.00%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Discount rate applied to cash flow projections				2.00%
4.8% Additional Tier 1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Note Issued Face Value		$ 500	$ 658.0
Interest Rate		4.80%
4.3% Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Note Issued Face Value			$ 1,250.0
Interest Rate		4.30%
ClassbseriesThiryEightPreferredSharesMember [Member]
Disclosure of classes of share capital [line items]
Number of shares intend to redeem | shares	24
Redemption aggregate value	$ 600.0
Dividend Rate Reset Term	5 years